Business Combination (Details)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) shares	Jul. 31, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares
Business Combination [Line Items]
Conversion of convertible notes (in Dollars) | $				$ 3,200,000
Conversion common shares		1,437,002		16,496,750
Exchange ratio	0.21
Exchange granted	9,224,491					1,015,383
Options exercisable	1,942,127
Outstanding shares percentage				22.20%
Diluted basis percentage				18.50%
Customer list, net (in Dollars) | $			$ 80,000	$ 80,000
Goodwill (in Dollars) | $			14,045,955	14,045,955
Issuance of shares for business combination (in Dollars) | $			11,123,075
Customer list (in Dollars) | $			$ 80,000	$ 80,000
Estimated useful life				5 years
Damon Motors [Member]
Business Combination [Line Items]
Conversion issue	76,717,299
Pubco Common Shares [Member]
Business Combination [Line Items]
Conversion issue	14,761,045
Pubco Multiple Voting Shares [Member]
Business Combination [Line Items]
Conversion issue	1,391,181
Business Combination [Member]
Business Combination [Line Items]
Issuance of shares for business combination (in Dollars) | $				$ 11,123,075
Damon Motors Warrants [Member]
Business Combination [Line Items]
Options exercisable	6,240,292
Pubco Warrants [Member]
Business Combination [Line Items]
Warrants exercisable	2,186,478
Damon Motors [Member]
Business Combination [Line Items]
Conversion issued	16,758,528
Conversion outstanding	16,758,528
Conversion of preferred shares	46,360,093
Conversion of convertible notes (in Dollars) | $	$ 8,370,546
Conversion common shares	16,496,750
Outstanding shares percentage				77.80%
Pubco [Member]
Business Combination [Line Items]
Diluted basis percentage				81.50%